Balance Sheet	Oct. 31, 2018 USD ($)
CURRENT ASSETS
Cash - checks awaiting deposit	$ 200,000
Accounts receivable
Prepaid expenses
Total Current Assets	200,000
Fixed assets, net
OTHER ASSETS
Security deposits
Total Other Assets
TOTAL ASSETS	200,000
CURRENT LIABILITIES
Accounts payable and accrued expenses
Current portion of notes payable
Liability for common stock to be issued	12,600
Liability for preferred stock to be issued
Total Current Liabilities	12,600
Long-term Liabilities
TOTAL LIABILITIES	12,600
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value, 20,000,000 shares authorized, -0- shares issued and outstanding
Common stock, $0.0001 par value, 100,000,000 shares authorized, 3,428,571 shares issued and outstanding	343
Additional paid in capital	199,857
Accumulated Deficit	(12,800)
Total Stockholders' Equity	187,400
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 200,000